Lease Commitments (Details) (USD $)	Dec. 31, 2014
Lease Commitments [Line Items]
2014 (payment in arrears)	$ 32,386
2015	172,428
2016	172,428
2017	46,707
2018	4,800
2019 & Thereafter	$ 4,000